BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 1,061,717
Prepaid expenses	676,797
Total Current Assets	1,738,514
Security deposit	2,875
Cash and Marketable securities held in Trust Account	215,275,732
TOTAL ASSETS	217,017,121
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities - accrued expenses	6,150
Accrued Offering Costs, Current	6,150
Deferred underwriting fee payable	7,533,750
Warrant Liabilities	24,945,850
Total Liabilities	32,485,750
Commitments and Contingencies
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value	179,531,370
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common stock	357
Additional paid-in capital	12,619,799
Accumulated deficit	(7,620,693)
Total Shareholder's Equity	5,000,001
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	217,017,121
Class A common stock
Shareholders' Equity
Common stock	357
Class A Common Stock Subject to Redemption
LIABILITIES AND SHAREHOLDERS' EQUITY
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value	179,531,370
Class A Common Stock Not Subject to Redemption
Shareholders' Equity
Common stock	357
Class B common stock
Shareholders' Equity
Common stock	$ 538